Shareholder Report, Holdings (Details) - C000017621	Dec. 31, 2025
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%